SILVER STREAM DERIVATIVE LIABILITY (Details Narrative)				1 Months Ended	12 Months Ended
	Jul. 02, 2020 CAD ($) $ / shares	Jul. 02, 2020 USD ($) $ / shares shares	Jun. 10, 2020 USD ($) $ / shares shares	Dec. 16, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Mar. 04, 2021 USD ($) shares	Mar. 04, 2021 CAD ($) shares	Jul. 02, 2020 CAD ($) shares	Jun. 10, 2020 CAD ($) shares
Statement [Line Items]
Derivative liability						$ 78,258,000			$ 23,917,000
Proceeds from warrant exercised						$ 4,319,000,000,000
Warrant exercised | shares					20,291,020	20,291,020
Derivative liability consideration payable						$ 107,260,000				$ 34,414,000
Silver Purchase Agreement [Member]
Statement [Line Items]
Buy-back right discription					First Mining has the right to repurchase 50% of the Silver Stream for US$22.5 million (approximately C$30.8 million as at December 31, 2025) at any time prior to the commencement of production at Springpole Gold Project (the “Buy-Back Right”)	First Mining has the right to repurchase 50% of the Silver Stream for US$22.5 million (approximately C$30.8 million as at December 31, 2025) at any time prior to the commencement of production at Springpole Gold Project (the “Buy-Back Right”)
Mining total consideration			$ 22,500,000
Mining at closing date													$ 30,600,000
Right to purchase			50.00%
Warrants purchase | shares			30,000,000
Exercise price | $ / shares			$ 0.40
Re-priced per share | $ / shares			$ 0.374
Three Tranche [Member]
Statement [Line Items]
Consideration payable					$ 5,000,000.0
Cash							$ 5,000,000
First Majestic [Member]
Statement [Line Items]
Final payment							$ 5,000,000
Consideration payable						$ 5,000,000.0
Cash												$ 4,800,000
Common stock shares | shares											287,300	287,300
Mining received											$ 7,500,000
First Majestic [Member] | Tranche 3 [Member]
Statement [Line Items]
Consideration payable						$ 6,500,000
Warrant issued | shares		32,050,228											32,050,228
Revised exercise price | $ / shares		$ 0.20
Fair value of the Warrants	$ 1,300,000
Proceeds from warrant exercised				$ 6,400,000
Warrant exercised | shares				32,050,228
Exercise price | $ / shares	$ 0.374
First Majestic [Member] | Tranche2 [Member]
Statement [Line Items]
Mining total consideration											3,750,000
Tranche for cash											$ 3,750,000
Mining received												$ 9,800,000
First Mining [Member]
Statement [Line Items]
Final payment								$ 7,200,000
Mining at closing date		$ 2,500,000
Cash			$ 7,500,000
Common stock shares | shares			805,698											805,698
First Mining [Member] | Tranche 1 [Member]
Statement [Line Items]
Mining total consideration		$ 10,000,000												$ 13,700,000
Mining at closing date													$ 3,300,000
Cash														$ 10,400,000
Silver Stream Derivative Liability
Statement [Line Items]
Sensitivity of Fair Value to Silver Price Change					5.00%	5.00%
Fair value of derivative liabilities						$ 10,400,000
Derivative instrument fair value sensitivity to commodity price					10.00%	10.00%
Changes Fair value Silver Stream derivative liability						$ 700,000
Fair Value Measurement Sensitivity Analysis Amount						10,100,000
Significant unobservable input, credit spread						$ 3,900,000